May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Supplement to the Statement of Additional Information Dated January 30, 2013

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Supplement to the Statement of Additional Information Dated April 30, 2013

TOUCHSTONE INVESTMENT TRUST

Supplement to the Statement of Additional Information Dated January 30, 2013

TOUCHSTONE STRATEGIC TRUST

Supplement to the Statement of Additional information Dated July 20, 2012

Supplement to the Statement of Additional information Dated October 30, 2012

Supplement to the Statement of Additional information Dated April 26, 2013

Supplement to the Statement of Additional information Dated April 30, 2013

TOUCHSTONE TAX-FREE TRUST

Supplement to the Statement of Additional Information Dated October 30, 2012

TOUCHSTONE VARIABLE SERIES TRUST

Supplement to the Statement of Additional Information Dated April 30, 2013

On February 21, 2013, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust,  Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust (each a “Trust” and collectively, the “Trusts” or “Touchstone Fund Complex”) appointed Mr. William C. Gale to serve as a trustee of each Trust.  Mr. Gale was appointed to fill the vacancy created by the retirement of Mr. John Zanotti from the Board on March 1, 2013.  Mr. Gale’s appointment to the Board and to the Audit and Governance Committees of each Trust, was effective May 22, 2013.  Accordingly, the following information regarding Mr. Gale is added to the Statement of Additional Information for each Trust:

Independent Trustees:

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(2)	Other Directorships Held During the Past 5 Years(3)
William C. Gale c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1952	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Senior Vice President and Chief Financial Officer of Cintas Corporation (a business service company) from 1995 to the present	50	None

(1)Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(2)As of May 22, 2013, the Touchstone Fund Complex consisted of 12 series of Touchstone Funds Group Trust, 19 series of Touchstone Strategic Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, and 1 series of Touchstone Institutional Funds Trust.

(3)Each Trustee serves as a Trustee of Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, and Touchstone Institutional Funds Trust.

As of May 22, 2013, Mr. Gale did not have any beneficial interest in any Fund within the Touchstone Fund Complex.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-SAI-S1-1304
TSF-1105-TIFT-SAI-S1-1304
TSF-55-TINT-SAI-S2-1302
TSF-54-TST-SAI-S1-1209
TSF-54BB-TST-SAI-S3-1302
TSF-54DD-TST-SAI-S1-1304
TSF-54CC-TST-SAI-S1-1304
TSF-58-TTFT-SAI-S1-1210
TSF-1006-TVST-SAI-S1-1304